INCOME TAXES (Details Narrative)	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Tax rate effect of tax losses	0.00%	0.00%	0.00%	0.10%